Fair value measurement of financial instruments (Tables)	3 Months Ended
Mar. 31, 2022
Fair value measurement of financial instruments [Abstract]
Disclosure of significant unobservable inputs used in fair value measurement of assets
Fair value measurements using significant unobservable inputs (level 3)- financial assets at FVOCI

Unlisted equity securities
£’000
Opening balance as at January 1, 2022	2,145
Acquisitions	—
Loss recognised in other comprehensive income	—
Disposal	—
Closing balance as at March 31, 2022	2,145